Related Party Transactions	6 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 — RELATED PARTY TRANSACTIONS

a. Accounts receivable - related parties

Accounts receivable - related parties consists of the following:

Name	Related party relationship	March 31, 2024	September 30, 2023
Shanghai Situma Intelligent Technology Co., Ltd.	Minority shareholder of the Company	$117,082	$393,068
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd.	An entity controlled by the CEO	292,387	364,750
Jinmed International Co., Ltd.	An entity controlled by the CEO	-	141,131
Zhongjin Hongkang Medical Technology (Shanghai) Co., Ltd.	An entity controlled by the CEO	656,216	49,000
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd.	An entity controlled by the CEO	458,885	-
Subtotal		1,524,570	947,949
Less: allowance for credit losses		-	-
Total accounts receivable, net - related parties		$1,524,570	$947,949

For accounts receivable due from related parties, approximately 56.9%, or $0.9 million of the March 31, 2024 balances have been subsequently collected. The remaining balance is expected to be collected before March 31, 2025.

b. Due from related parties

Due from related parties consists of the following:

Name	Related party relationship	March 31, 2024	September 30, 2023
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd. (“Zhongjin Kanglu”) (1)	An entity controlled by the CEO	$-	$4,189,813
Huaniaoyuan Catering Management (Changzhou) Co. Ltd.	An entity controlled by the CEO	65,037	50,711
Total due from related parties		$65,037	$4,240,524

(1)	As of September 30, 2023, the balance due from a related party, Zhongjin Kanglu, was $4,189,813. During the year ended September 30, 2023, as a business collaboration, the Company made advances to Zhongjin Kanglu in the amount of $4,113,000 (RMB30.0 million) as for its temporary working capital needs during the normal course of business. The $4,113,000 advance made to Zhongjin Kanglu has been fully collected in October 2023. The Company expects to make no such advances to its related parties in the future.

c. Deferred revenue – related parties

Deferred revenue – related parties consist of the following:

Name	Related party relationship	March 31, 2024	September 30, 2023
Jin Med Medical (Korea) Co., Ltd.	An entity controlled by the CEO	$128,860	$117,424
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd.	An entity controlled by the CEO	-	1,371
Jinmed International Co., Ltd.	An entity controlled by the CEO	2,332	-
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd.	An entity controlled by the CEO	329	325
Total deferred revenue – related parties		$131,521	$119,120

d. Due to related parties

Due to related parties consists of the following:

Name	Related party relationship	March 31, 2024	September 30, 2023
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd.	An entity controlled by the CEO	$116,302	$-
Shanghai Situma Intelligent Technology Co., Ltd.	Minority shareholder of the Company	21,226	-
Huaniaoyuan Environmental Engineering (Changzhou) Co., Ltd.	An entity controlled by the CEO	637	630
Changzhou Zhongjian Kanglu Information Technology Co., Ltd	An entity controlled by the CEO	499	494
Total due to related parties		$138,664	$1,124

The balance due to related parties was mainly comprised of advances from entities controlled by the Company’s CEO and used for working capital during the Company’s normal course of business. These advances are non-interest bearing and due on demand.

e. Revenue from related parties

Revenue from related parties consists of the following:

		For the Six Months Ended March 31,
Name	Related party relationship	2024	2023
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd.	An entity controlled by the CEO	$227,339	$333,106
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd.	An entity controlled by the CEO	409,377	17,381
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd.	An entity controlled by the CEO	-	12,384
Zhongjin Hongkang Medical Technology (Shanghai) Co., Ltd.	An entity controlled by the CEO	539,662	-
Total revenue from related parties		$1,176,378	$362,871